RECLAMATION AND REMEDIATION - Expense (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECLAMATION AND REMEDIATION
Reclamation adjustment													$ 51	$ 80	$ 8
Reclamation accretion													93	66	63
Total reclamation expense													144	146	71
Remediation adjustment													44	19	173
Remediation accretion													4	4	5
Total remediation expense													48	23	178
Reclamation and remediation expense	$ 94	$ 26	$ 43	$ 29	$ 108	$ 24	$ 18	$ 19	$ 72	$ 37	$ 98	$ 61	$ 192	$ 169	$ 249